FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2022
Financial Assets And Liabilities At Fair Value Through Profit Or Loss
FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

6)	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

a)	Financial assets at fair value through profit or loss

	R$ thousands
	On December 31, 2022	On December 31, 2021
Financial assets
Brazilian government bonds	210,538,448	259,024,432
Bank debt securities	34,091,904	20,621,803
Corporate debt and marketable equity securities	28,214,231	23,766,666
Mutual funds	12,025,851	9,966,594
Brazilian sovereign bonds	113,828	307,452
Foreign governments bonds	656,270	689,293
Derivative financial instruments	16,258,496	22,184,725
Total	301,899,028	336,560,965

b)	Maturity

	R$ thousands
	On December 31, 2022	On December 31, 2021
Maturity of up to one year	55,128,782	68,882,909
Maturity of one to five years	153,846,848	202,449,463
Maturity of five to 10 years	64,795,283	36,316,999
Maturity of over 10 years	8,716,528	11,550,369
No stated maturity	19,411,587	17,361,225
Total	301,899,028	336,560,965

The financial instruments pledged as collateral classified as “Financial assets at fair value through profit or loss”, totaled R$6,589,358 thousand on December 31, 2022 (R$49,991,355 thousand on December 31, 2021), being composed primarily of Brazilian government bonds.

c)	Liabilities at fair value through profit or loss

	R$ thousands
	On December 31, 2022	On December 31, 2021
Derivative financial instruments	13,341,324	14,265,283
Total	13,341,324	14,265,283